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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ] Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Managing Director
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


       /s/ Robert L. Stillwell              Dallas, TX          August 14, 2009
------------------------------------   --------------------   ------------------
             (Signature)                   (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:          9
Form 13F Information Table Value Total:     85,531
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-12876               TBP Investments Management, LLC

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                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
------------------------ ------------- --------- -------- ----------------------- ---------- -------- -----------------
                                                                                                       VOTING AUTHORITY
                            TITLE OF               VALUE  SHRS OR                 INVESTMENT   OTHER  -----------------
     NAME OF ISSUER          CLASS       CUSIP    (X1000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS SOLE  SHARED NONE
------------------------ ------------- --------- -------- ------- ------ -------- ---------- -------- ---- ------- ----
ANADARKO PETE CORP       COM           032511107    2,270  50,000 SH     N/A      DEFINED           1    0  50,000    0
CABOT OIL & GAS CORP     COM           127097103    8,426 275,000 SH     N/A      DEFINED           1    0 275,000    0
CHESAPEAKE ENERGY CORP   COM           165167107    3,966 200,000 SH     N/A      DEFINED           1    0 200,000    0
DEVON ENERGY CORP NEW    COM           25179M103   13,625 250,000 SH     N/A      DEFINED           1    0 250,000    0
FOREST OIL CORP          COM PAR $0.01 346091705    3,879 260,000 SH     N/A      DEFINED           1    0 260,000    0
OCCIDENTAL PETE CORP DEL COM           674599105   13,162 200,000 SH     N/A      DEFINED           1    0 200,000    0
QUESTAR CORP             COM           748356102    6,957 224,000 SH     N/A      DEFINED           1    0 224,000    0
SUNCOR ENERGY INC        COM           867229106    9,102 300,000 SH     N/A      DEFINED           1    0 300,000    0
TRANSOCEAN LTD           REG SHS       H8817H100   24,144 325,000 SH     N/A      DEFINED           1    0 325,000    0